Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
BUSINESS COMBINATIONS

Note 3 — BUSINESS COMBINATIONS

a)	Acquisition of NiSun BVI

Based on the shareholders' approval on June 14, 2019, the Group completed the acquisition of 100% of the equity interests of NiSun BVI on July 12, 2019 (the "closing date"). By virtue of NiSun BVI's 100% ownership of NiSun HK, NiSun HK's ownership of NingChen and NingChen's contractual control over Fintech, NiSun BVI effectively controls Fintech, a company that provides financial services to financial institutions in the PRC. The Group believes the acquisition provides an opportunity for the Group to offer comprehensive financial services in the market with significant growth potential.

The Group's acquisition of NiSun BVI was accounted for as a business combination in accordance with ASC 805. The purchase price was $ 7 million in cash, which is expected to be paid by the Group within 12 months (Note 19). Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:

Amount
Cash acquired	$661,070
Prepayments and deposits	45,605
Property and equipment	15,520
Intangible assets – technology and customer relationships	2,387,970
Customer advances	(29,070)
Accrued expenses and other current liabilities assumed	(118,520)
Deferred tax liability	(559,626)
Goodwill	4,597,051
Total consideration	$7,000,000

The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets, and comprise (a) the assembled work force with their knowledge and experiences in the industry and (b) the expected but unidentifiable business growth potential as a result of the synergy resulting from the acquisition. None of the goodwill is expected to be deductible for income tax purposes. The operating results of NiSun BVI have been included in the consolidated financial statements since July 12, 2019. For the year ended December 31, 2019, NiSun BVI's revenue amounted to $2,525,524 and its net income was $1,469,306.

b)	Acquisition of Hengpu

On December 31, 2019, the Group acquired Hengpu from its original shareholders through VIE agreements. Hengpu owns a 92% equity interest in Fengtai and 100% equity interest of Midtown. Upon completion of the acquisition, Hengpu, together with its subsidiaries, became a VIE of the Group. Hengpu and its subsidiaries provide financial advisory services for financial institutions and corporate clients in the PRC. The Group expects to achieve significant synergies from such acquisition which it plans will complement its financial services business.

The Group's acquisition of Hengpu was accounted for as business combination in accordance with ASC 805. The Group is required to issue 1,440,894 Class A common shares to the original shareholders of Hengpu as purchase consideration. The fair value of purchase consideration was approximately $11.4 million based on the weighted average of the closing share price of the Group for five trading days up to the date immediately prior to the signing date of purchase agreement. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Group:

Amount
Cash and cash equivalents acquired	$1,389,911
Accounts receivable	423,789
Prepayments and deposits	126,832
Loan to third party	1,723,692
Property and equipment	42,359
Intangible assets – software, technology and customer relationships	2,060,530
Long term investment – equity method investment	500,715
Deferred tax assets	20,041
Accounts payable	(224,044)
Accrued expense and other current liabilities assumed	(871,325)
Deferred tax liability	(308,110)
Non controlling interest	9,807
Goodwill	6,532,092
Total consideration	$11,426,289

The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets, and comprise (a) the assembled work force with their knowledge and experiences in the industry and (b) the expected but unidentifiable business growth potential as a result of the synergy resulting from the acquisition. None of the goodwill is expected to be deductible for income tax purposes. The remaining Class A common shares issuable to the original shareholders of Hengpu amount to 1,440,894 as of December 31, 2019.